Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 17 - Fair Value of Financial Instruments

The Company adopted ASC Topic 820 for fair value measurements of financial assets and financial liabilities. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

*	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

*	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

*	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's embedded currency conversion derivatives are classified as Level 2 as they represent foreign currency forward and option contracts valued primerily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2011.

As of December 31, 2011, the Company held approximately $3,586 of U.S government or government agency marketable securities ($2,859 are calssified as available for sale, and $727 as trading) and approximately $15,178 of marketable corporate debt securities ($14,239 are calssified as available for sale, and $939 as trading).

Assets and liabilities measured at fair value at December 31, 2010 and 2011, are summarized below:

		Fair Value Measurements at Reporting Date Using

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,666	$1,666	$-	$-
Available-for-sale securities:
Corporate debentures	14,239	14,239	-	-
US government or government
agency debentures	2,859	2,859	-	-
Fair value of embedded
currency conversion
derivatives	797	-	797	-
Total	$19,561	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,970	$-	$1,970	$-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,593	$1,593	$-	$-
Available-for-sale securities:
Corporate debentures	18,088	18,088	-	-
US government or government
agency debentures	2,835	2,835	-	-
Fair value of embedded
currency conversion
derivatives	2,078	-	2,078	-
Total	$24,594	$22,516	$2,078	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,121	$-	$1,121	$-

In addition, the Companys' financial assets and liabilities consist of cash and cash equivalents, short- term investments, trade and other receivables and trade and other payables. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery  of the amortization cost basis, these investments are not considered other than temporarily impaired.